Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2023
Document Effective Date	Dec. 15, 2023
Prospectus Date	Jan. 27, 2023
Virtus Newfleet Core Plus Bond Fund | CLASS A
Prospectus:
Trading Symbol	SAVAX
Virtus Newfleet Core Plus Bond Fund | CLASS C
Prospectus:
Trading Symbol	SAVCX
Virtus Newfleet Core Plus Bond Fund | CLASS I
Prospectus:
Trading Symbol	SAVYX
Virtus Newfleet Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	VBFRX
Virtus Newfleet High Yield Fund | Class C
Prospectus:
Trading Symbol	PGHCX
Virtus Newfleet High Yield Fund | Class A
Prospectus:
Trading Symbol	PHCHX
Virtus Newfleet High Yield Fund | Class I
Prospectus:
Trading Symbol	PHCIX
Virtus Newfleet High Yield Fund | Class R6
Prospectus:
Trading Symbol	VRHYX
Virtus Newfleet Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	PSFRX
Virtus Newfleet Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	PFSRX
Virtus Newfleet Senior Floating Rate Fund | Class I
Prospectus:
Trading Symbol	PSFIX
Virtus Newfleet Senior Floating Rate Fund | Class R6
Prospectus:
Trading Symbol	VRSFX